NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of non-current assets held for sale [Abstract]
Disclosure Of Detailed Information About Movements Of Non-Current Assets Held For Sale [Text Block]
The movement of the non-current assets held for sale during the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year	Ps.	259,527	Ps.	199,475	Ps.	211,247
Additions		89,216		236,632		93,698
Assets sold		(78,784)		(130,784)		(104,940)
Charge-offs		-		-		(5,786)
Changes in fair value		(37,818)		(34,572)		(12,159)
Reclassifications (1)		(134,795)		(5,631)		(24,901)
Exchange gains in foreign currency		4,036		(5,593)		42,316
Balance at year end	Ps.	101,382	Ps.	259,527	Ps.	199,475
(1) Includes reclassifications to: I) Investment properties by PS. (108,924); II) Investments by Ps. (23,368) and III) Other assets by Ps. (2,503).

Disclosure of non-current assets or disposal groups classified as held for sale [text block]
Following is the detail of the non-current assets held for sale:

	December 31, 2017		December 31, 2016
Foreclosed assets
Movable property	Ps.	8,523	Ps.	103,569
Residential real estate		31,666		36,368
Other real estate		37,061		38,080
	Ps.	77,250	Ps.	178,017
Assets received from leasing agreements
Machinery and equipment		15,640		25,035
Vehicles		1,623		6,320
Real estate		1,963		27,208
	Ps.	19,226	Ps.	58,563
Other non-current assets held for sale
Lands		-		8,396
Real estate		982		-
Other		3,924		14,551
		4,906		22,947
Balance	Ps.	101,382	Ps.	259,527

Disclosure Of Detailed Information About Liabilities With Groups Of Assets Held For Sale [Text Block]	Following is the detail of the associated liabilities to assets held for sale:
	December 31, 2017		December 31, 2016
Commercial accounts payable	Ps.	18,382	Ps.	13,884
Total	Ps.	18,382	Ps.	13,884